Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents
Cash deposits	$ 485.8		$ 433.9
Term deposits	528.4		237.0
Cash and Cash Equivalents	$ 1,014.2	$ 714.7	$ 670.9	$ 160.3	$ 1,128.1	$ 1,451.3